ASSETS HELD FOR SALE (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Analysis of Assets Held For Sale [Line Items]
Property, plant and equipment		$ 194,932	$ 209,700
Trade and other current receivables		53,208	33,625
Trade and other non-current receivables		7,065	7,641
Inventories		25,258	19,457
Current assets		128,765	91,954
Non-current assets		275,614	287,314
Total assets		404,379	379,268
Current debt		8,218	16,899
Non-current debt		80,868	91,115
Total		89,086	108,014
Trade and other current payables	[1]	63,173	44,572
Trade and other non-current payables		2,075	2,304
Deferred tax		12,547	10,463
Retirement benefits	[1]	11,325	15,605
Decommissioning and other provisions, current		3,338	3,622
Decommissioning and other provisions, non-current		25,804	27,116
Income taxes payable	[1]	3,254	3,111
Current liabilities		95,547	73,708
Non-current liabilities		133,506	147,023
Total liabilities		229,053	220,731
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets Held For Sale [Line Items]
Intangible assets		116	112
Property, plant and equipment		896	1,147
Trade and other current receivables		349
Trade and other non-current receivables		71
Trade and other receivables		420
Inventories		528
Current assets		877
Non-current assets		1,083	1,259
Total assets		1,960	1,259
Current debt		257
Non-current debt		199
Total		456
Trade and other current payables		235
Trade and other non-current payables		140
Trade and other payables		375
Deferred tax		41
Retirement benefits		108
Decommissioning and other provisions, current		10	2
Decommissioning and other provisions, non-current		219	194
Other provisions		229	196
Income taxes payable		44
Current liabilities		546	2
Non-current liabilities		707	194
Total liabilities		$ 1,253	$ 196

[1]	As from January 1, 2021, the current "Retirement benefits" liability has been classified under non-current liabilities (previously separately presented within current liabilities) (see Note 18) and taxes payable not related to income tax are presented within "Trade and other payables" (previously "Taxes payable") (see Note 17). Prior period comparatives have been revised to conform with current year presentation.